SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS - Disclosure of detailed information about cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net changes in non-cash working capital:
Accounts and other receivables	$ (4,004)	$ (20,856)
Income tax receivable	3,770	756
Inventories	(7,902)	(6,882)
Prepaids	3,890	187
Accounts payable and accrued liabilities	(5,545)	367
Income taxes payable	1,656	1,185
Net changes in non-cash working capital	(8,135)	(25,243)
Non-cash financing and investing activities:
Reclamation included in mineral properties, plant and equipment	3,660	642
Fair value of exercised options allocated to share capital	1,961	1,305
Fair value of receivables settled with marketable securities	1,000	0
Fair value of performance share units allocated to share capital	0	405
Fair value of capital assets acquired under finance leases	0	221
Other cash disbursements:
Income taxes paid	5,165	7,002
Special mining duty paid	$ 2,574	$ 2,654